Summary Of Significant Accounting Policies (Summary Of Changes In Goodwill) (Details) (USD $)	12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	May 01, 2012	Dec. 31, 2013 Regulated Segment [Member]	Dec. 31, 2012 Regulated Segment [Member]	Dec. 31, 2013 Other Segment [Member]	Dec. 31, 2012 Other Segment [Member]	Dec. 31, 2011 Other Segment [Member]
Goodwill [Line Items]
Balance	$ 28,152,000	$ 26,944,000	$ 1,679,000	$ 24,031,000	$ 22,823,000	$ 4,121,000	$ 4,121,000	$ 4,121,000
Goodwill acquired during year	552,000	1,679,000		552,000	1,679,000
Reclassifications to utility plant acquisition adjustment	(481,000)	(496,000)		(481,000)	(496,000)
Other		25,000			25,000
Balance	$ 28,223,000	$ 28,152,000	$ 1,679,000	$ 24,102,000	$ 24,031,000	$ 4,121,000	$ 4,121,000	$ 4,121,000